MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2022	2023
Level 2 securities:
U.S government and agency bonds	1,494	2,583
Other foreign government bonds	-	1,946
Corporate bonds*	7,184	15,942
Total	8,678	20,471

* Investments in Corporate bonds rated A or higher.

The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The cost of marketable securities as of December 31, 2023 is $20,180.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2022 and 2023:

	December 31,
	2022	2023
Balance at beginning of the year	$1,709	$8,678
Additions	10,006	23,164
Sale or maturity	(2,918)	(11,807)
Changes in fair value during the year	(119)	436
Balance at end of the year	$8,678	$20,471

As of December 31, 2023, all the Company’s debt securities had the following maturity dates:

Market value
December 31,
2023
Due within one year	16,127
Between 1-2 years	4,344